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                          Morgan, Lewis & Bockius, LLP
                              1800 M Street, N.W.
                             Washington, D.C. 20036



December 5, 2000



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:   Strong Income Funds II, Inc.
      (File Nos. 33-61545 and 811-7335)
      ---------------------------------


Ladies and Gentlemen:

On behalf of our client, Strong Income Funds II, Inc. (the "Corporation"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the Prospectuses and Statement of Additional Information dated November 30, 2000 do not differ from those contained in the Fund's Post-Effective Amendment No. 13 which was filed via EDGAR on November 29, 2000.

Please contact me at (202) 467-7654 if you have any questions or comments concerning this filing.


Sincerely,

/s/ W. John McGuire

W. John McGuire